14. Contract asset	12 Months Ended
Dec. 31, 2018
Contract Asset
Contract asset

Contract asset (works in progress) is the right to consideration in exchange for goods or services transferred to customers. As established by IFRS 15 - Revenue from contract with customer, assets related to the concession under construction, recorded under the scope of IFRIC 12 – Service Concession Arrengements, should be classified as contract asset during the construction period and transferred to intangible assets only after completion of the works.

A contract asset is initially recognized at fair value and includes borrowing costs capitalized during the period when the asset is under construction, based on the weighted average rate of borrowings in effect on the capitalization date, as described in Note 3.12.

	January 1, 2018	Additions	Contract renewal	Transfers of Works (*)	December 31, 2018
Contract asset arising from:
Agreements – equity value	1,303,552	367,199	(284,856)	(475,481)	910,414
Agreements – economic value	233,361	111,703	-	(96,676)	248,388
Program contracts	1,809,257	806,554	284,856	(676,695)	2,223,972
Services contracts – São Paulo	6,733,732	1,788,210	-	(4,867,158)	3,654,784
Software license	533	52,183	-	(52,700)	16
Inventories	298,340	63,075	-	-	361,415
Advance to suppliers	8,940	19	-	-	8,959
Total	10,387,715	3,188,943	-	(6,168,710)	7,407,948

(*) Work in progress transferred from contract asset to intangible asset.